TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 33 - TRANSACTIONS WITH RELATED PARTIES

(a)	Details of transactions with related parties as follows:

						Transaction amount
		Nature of		Nature of		with related parties
		relationship with	Country	related parties		As of December 31,
Tax No.	Related party	related parties	of origin	transactions	Currency	2018	2017	2016
						ThUS$	ThUS$	ThUS$

96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	Tickets sales	CLP	16	18	6
65.216.000-K	Comunidad Mujer	Related director	Chile	Tickets sales	CLP	-	14	9
				Services provided for advertising	CLP	-	-	(12)
78.591.370-1	Bethia S.A and subsidiaries	Related director	Chile	Services received of cargo transport	CLP	1,778	1,643	(394)
				Services received from National and International
				Courier	CLP	(85)	(382)	(285)
				Services provided of cargo transport	CLP	-	(17)	192
				Sales commissions	CLP	(821)	(761)	(727)
				Services received of transfer of passengers	CLP	112	-	-
				Services received advertising	CLP	(1,025)	-	-
79.773.440-3	Transportes San Felipe S.A	Related director	Chile	Services received of transfer of passengers	CLP	-	-	(84)
				Tickets sales	CLP	-	1	3
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	Tickets sales	CLP	51	72	76
Foreign	Consultoría Administrativa
	Profesional S.A. de C.V.	Associate	Mexico	Professional counseling services received	MXN	-	(2,357)	(2,563)
Foreign	Inversora Aeronáutica Argentina	Related director	Argentina	Property leases received	ARS$	(231)	(251)	(264)
Foreign	TAM Aviação Executiva
	e Taxi Aéreo S/A	Common shareholder	Brazil	Services provided	BRL	62	45	(120)
				Services received of cargo transport	BRL	8	-	-
				Services received at airports	BRL	(2)	(39)	7
Foreign	Qatar Airways	Indirect shareholder	Qatar	Services provided by aircraft lease	US$	21,321	31,707	-
				Interlineal received service	US$	(6,345)	(2,139)	-
				Interlineal provided service	US$	8,635	5,279	-
				Services provided of handling	US$	1,392	1,002	-
				Services provided / received others	US$	1,805	-	-

The balances of Accounts receivable and accounts payable to related parties are disclosed in Note 9.

Transactions between related parties have been carried out under market conditions between interested and duly informed parties.

(b)	Compensation of key management

The Company has defined for these purposes that key management personnel are the executives who define the Company’s policies and major guidelines and who directly affect the results of the business, considering the levels of Vice-Presidents, Chief Executives and Directors (Senior).

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Remuneration	14,841	17,826	16,514
Management fees	307	468	556
Non-monetary benefits	748	740	778
Short-term benefits	45,653	36,970	23,459
Long-term benefits	2,412	-	-
Share-based payments	(7,210)	13,173	8,085
Termination benefits	1,404	-	-
Total	58,155	69,177	49,392